TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE - Schedule of expected credit losses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Gross book value	$ 1,185,792	$ 952,625
Impairment loss Provision	$ (64,778)	$ (67,232)
Up to date
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Expected loss rate	1.00%	1.00%
Gross book value	$ 1,022,845	$ 745,334
Impairment loss Provision	$ (12,672)	$ (8,749)
From 1 to 90 days
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Expected loss rate	3.00%	3.00%
Gross book value	$ 102,977	$ 142,780
Impairment loss Provision	$ (2,989)	$ (3,758)
From 91 to 180 days
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Expected loss rate	25.00%	15.00%
Gross book value	$ 8,350	$ 8,622
Impairment loss Provision	$ (2,048)	$ (1,297)
From 181 to 360 days
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Expected loss rate	44.00%	79.00%
Gross book value	$ 7,868	$ 8,269
Impairment loss Provision	$ (3,491)	$ (6,565)
Over 360 days
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Line Items]
Expected loss rate	100.00%	98.00%
Gross book value	$ 43,752	$ 47,620
Impairment loss Provision	$ (43,578)	$ (46,863)